BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE SEPARATE ACCOUNT A

SUPPLEMENT DATED JUNE 21, 2023

TO THE

PROSPECTUS DATED APRIL 30, 2012

(Capital Strategist, Imprint, Strive)

PROSPECTUS DATED MAY 1, 2004

(Flexible Value Annuity)

PROSPECTUS DATED MAY 1, 2000

(SecurAnnuity)

PROSPECTUS DATED NOVEMBER 6, 1996

(Ultimate Annuity)

This supplement revises information contained in the prospectus dated April 30, 2012 (as supplemented) for the Capital Strategist, Imprint and Strive (SF001-123, SF002-135, SF003-135, SF004-135, SF005-135 and SF088-245), the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by Brighthouse Life Insurance Company (“we,” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us: Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, call us at (833) 208-3018 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Information Change for the Office that Administers Your Contract

Effective July 5, 2023, contact information for the office that administers your contract will change. Please use the new contact information listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on October 3, 2023. After this date, requests and elections (including payments and loan repayments) sent to an address other than the specified address provided below, may be returned or there may be a delay in processing requests.

☐	Telephone: (833) 208-3018, Monday – Friday 9:00AM – 7:00PM Eastern Time

☐	Fax: (877) 319-2495

☐	Address:

Rollover Requests (ERISA plan)	Brighthouse Life Insurance Company P.O. Box 71601 Philadelphia, PA 19176-1601

GRP_703_713_708 (B)

Rollover Requests (Non-ERISA plan/ IRA account)	Brighthouse Life Insurance Company P.O. Box 70255 Philadelphia, PA 19176-0255

Loan Repayments (ERISA plan)	Brighthouse Life Insurance Company P.O. Box 71602 Philadelphia, PA 19176-1602

Loan Repayments (Non-ERISA plan)	Brighthouse Life Insurance Company P.O. Box 70248 Philadelphia, PA 19176-0248

Payments/ Contributions (Non-Qualified/ IRA account)	Brighthouse Life Insurance Company P.O. Box 70247 Philadelphia, PA 19176-0247

Payroll Remittance (ERISA plan)	Brighthouse Life Insurance Company P.O. Box 71603 Philadelphia, PA 19176-1603

Payroll Remittance (Non-ERISA plan)	Brighthouse Life Insurance Company P.O. Box 70246 Philadelphia, PA 19176-0246

All other Correspondence and Requests	Brighthouse Life Insurance Company P.O. Box 4261 Clinton, IA 52733-4261

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE